Other (gains)/losses (net) (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other (gains)/losses (net) [Abstract]
Remeasurement of contingent consideration	$ 11,062	$ 34,275	$ 16,707
Remeasurement of provisions	730	(173)	1,017
Realized currency gain	(69)	(2,459)	669
Impairments/(impairment reversals) of intangible assets	(768)	804	0
Other income	(442)	(21)	(91)
Unrealized currency (gain)/loss	(18,636)	3,428	449
Total other losses/(gains) (net)	$ (8,123)	$ 35,854	$ 18,751